Equity - Additional Information (Details) - USD ($)			12 Months Ended
	Jan. 17, 2019	Nov. 05, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 03, 2018	Nov. 01, 2017
Subsequent Event [Line Items]
Dividends	$ 53,200,000
Dividends paid			$ 89,200,000	$ 88,800,000	$ 88,600,000
Authorized stock repurchase amount						$ 1,000,000,000
Repurchase of shares (in shares)			206,800,000	$ 2,400,000	$ 13,000,000.0
Repurchase Program
Subsequent Event [Line Items]
Repurchase of shares (in shares)		$ 200,000,000	2,400,000
Remaining authorized shares under repurchase program			$ 1,000,000,000.0
FMC Lithium
Subsequent Event [Line Items]
Controlling interest							84.00%
DuPont
Subsequent Event [Line Items]
Controlling interest							80.00%